Non-controlling interest (Narrative) (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Interest held by non-controlling interests	10.00%
Non-controlling interest	$ 200	$ 159	$ 537